Convertible Note Payable	6 Months Ended
Jun. 30, 2024
Convertible Note Payable [Abstract]
CONVERTIBLE NOTE PAYABLE
14.	CONVERTIBLE NOTE PAYABLE

On October 25, 2022, the Company issued Streeterville Capital, LLC (“CVP”) an unsecured convertible promissory note in the principal amount of $1,707,500 (the “Note”). Prior to the Company’s full settlement on the outstanding convertible note payable with CVP on October 25, 2023, on April 17, 2023, CVP delivered to the Company a conversion notice informing the Company that CVP has elected to convert a portion of the balances $1,238,400 at the conversion price pf $7.20. Upon this conversion, the Company issued 172,000 restricted ordinary shares to CVP on April 19, 2023. On October 25, 2023, the Company paid $554,238 to CVP to fully settle the remaining Note balance.

For the six months ended June 30, 2024 and 2023, the interest expense recorded for the Note was $nil and $65,644.